October 8, 2009
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Davis New York Venture Fund, Inc. Post-Effective Amendment No. 89 under the Securities Act of 1933, File No. 2-29858, and Amendment No. 64 under the Investment Company Act of 1940, File No. 811-1701.
Dear Sir or Madam:
On behalf of Davis New York Venture Fund, Inc. (the “Company”), attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 89 to the Company’s Registration Statement on Form N-1A.
Reason for 485(a) Filing
(1) This Post-Effective Amendment registers a new Class of shares (Class Y shares) of an existing series (Davis International Fund). The existing prospectus for Davis International Fund Class A, B, and C shares is also being updated at the same time.
(2) Davis International Fund has an October 31st fiscal year end and new registration statements will be filed in the near future to incorporate updated financial information.
(4) This Post-Effective Amendment does not affect the registration statements or disclosure of existing series, Davis New York Venture Fund and Davis Research Fund.
Request for Selective Review.
The Company hereby requests selective review of prospectuses and SAIs contained in Post Effective Amendment No. 89 hereby files under Rule 485(a) with requested effectiveness in 60 days.
a. Material Changes
(1) Both of the prospectuses and the SAI are substantially similar to the existing Davis International Fund prospectus and SAI for Class A, B, and C shares. This prospectus and SAI were last reviewed by the SEC in a Rule 485(a) filing in December 2006 when Davis International Fund prospectus for Class A, B, and C shares was first registered.
(2) The existing Davis International Fund prospectus for Class A, B, C shares is updated to:

(a)	provide current financial information (information as of April 30, 2009 will be added by follow-up 485(b) filing.

(b)	open the Fund for investment to the general public (formerly investment was restricted to affiliates of the Fund or the Adviser).
(3) The existing Davis International Fund SAI is updated to:
(a)	provide current financial information (see above discussion).

(b)	open the Fund for investment to the general public (formerly investment was restricted to affiliates of the Fund or the Adviser).

(c)	add disclosure for Class Y shares.
(4) The new Davis International Fund prospectus for Class Y shares is substantially similar to the existing Davis International Fund prospectus for Class A, B, and C shares. Performance results for Class A shares has been substituted because Class Y shares do not yet have any performance history.
Davis Funds has a standard set of prospectus disclosure regarding Class Y shares. The disclosures concerning Class Y shares in the Davis International Fund prospectus for Class Y shares is substantially similar to the disclosures concerning Class Y shares in the Davis Global Fund prospectus for Class Y shares which was last reviewed by the SEC in a Rule 485(a) filing in December 2006.
b. Problem Areas This prospectuses and SAIs do not present any problem areas.
c. Novel Investment Techniques These prospectuses and SAIs do not present any novel investment techniques.
d. Prior Filings Relied Upon. Post Effective Amendment No. 79 (485(a) Davis Global Fund and Davis International Fund, filed in December 2006). The December 2006 filing was also subject to selected review. The most recent full review was Post Effective Amendment No. 76 (485(a) Davis New York Venture Fund filed in November 2005).
Requested Effective Date
The Registrant requests an effective date 60 days from the date of initial filing.
Questions regarding this filing should be directed to me at (520) 434-3771.
Very truly yours,

Thomas Tays